INCOME TAX (Details 4) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries - MTS Ukraine and K-Telecom	2,511	1,653
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	36,245	34,420
Accruals for uncertain tax positions	518	321	526
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	321	526	426
Additions based on tax position related to the current year	366		268
Additions based on tax positions related to prior years	1	66	78
Additions based on tax of acquired entities		10	151
Reduction in tax positions related to prior years	(170)	(220)	(152)
Settlements with tax authorities		(61)	(245)
Balance, end of the year	518	321	526
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	53	36	2
Accrued interest and penalties	97	150
Allowance against deferred tax assets
Movement in valuation allowances
Balance, beginning of the year	4,952	5,250	5,059
Charged to Costs and Expenses	258
Impact of foreign currency translation adjustments	294	(298)	191
Balance, end of the year	5,504	4,952	5,250